Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Interest and Other Income [Abstract]
Schedule of Interest Receivable

	2021	2020	2019
	£	£	£
Interest on loans and receivables	44,002	100,694	31,735
Interest on cash and cash equivalents	313	1,700	2,588
Interest receivable from joint ventures and associates	159,755	146,690	107,922

	204,070	249,084	142,245